Investments in Unconsolidated Affiliates (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Selected Financial Information for Unconsolidated Affiliates
Balance Sheets	As of March 31, 2013	As of December 31, 2012
Real estate, net of accumulated depreciation	$63,767,823	$64,110,432
Construction in progress	32,610	193,914
Total assets	68,119,405	69,248,426
Debt	55,621,834	54,832,478
Total liabilities	56,351,256	58,073,332
Partner’s capital	8,975,991	9,962,251
Accumulated other comprehensive loss	496,143	571,313
Retained earnings	2,296,015	1,784,156

	For the Three Months Ended March 31,
Statements of Operations and Comprehensive Income	2013	2012
Rental revenue	$2,367,668	$1,247,746
Operating expenses	689,751	339,225
Depreciation expense	693,318	249,170
Interest expense	472,740	156,562
Net income	511,859	502,789
Fair value adjustment of cash flow hedge	75,170	—
Comprehensive income	587,029	502,789

Balance Sheets	As of December 31, 2012	As of December 31, 2011
Real estate, net of accumulated depreciation	$64,110,432	$28,895,100
Construction in progress	193,914	7,433,859
Total assets	69,248,426	37,631,562
Debt	54,832,478	11,961,097
Total liabilities	58,073,332	13,371,217
Partner’s capital	9,962,251	24,107,320
Accumulated other comprehensive loss	571,313	—
Retained earnings	1,784,156	153,025

	For the Years Ended December 31,
Statements of Operations and Comprehensive Income	2012	2011
Rental revenues	$6,076,912	$617,949
Operating expenses	1,624,755	391,069
Depreciation expense	1,722,171	73,855
Interest expense	1,098,855	—
Net income	1,631,131	153,025
Fair value adjustment of cash flow hedge	(571,313)	—
Comprehensive income	1,059,818	153,025